Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Goodwill Text Block Abstract
Schedule of carrying value of goodwill
Thousands of $	Goodwill
At January 1, 2020	-
Additions through business combination	-
Impairment	-
Currency translation adjustments	-
Carrying value at December 31, 2020	-
At January 1, 2021	-
Additions through business combination	-
Impairment	-
Currency translation adjustments	-
Carrying value at December 31, 2021	-
At January 1, 2022	-
Additions through business combination	35,926
Impairment	-
Currency translation adjustments	-
Carrying value at December 31, 2022	35,926

Schedule of discount rate
Assumptions used	December 31, 2022
Discount rate (post-tax)	14.95%
Terminal growth rate	2%